Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Timothy Plan
Entity Central Index Key	0000916490
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000206641
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Large/Mid Cap Core ETF
Trading Symbol	TPLC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Large/Mid Cap Core ETF	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 221,069,456
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$221,069,456
Number of Portfolio Holdings	285
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	4.7%
Materials	6.7%
Consumer Discretionary	8.0%
Utilities	8.3%
Energy	8.5%
Health Care	10.7%
Financials	12.8%
Information Technology	15.0%
Industrials	24.1%

Updated Prospectus Web Address	Prospectus
C000206644
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Dividend Stock ETF
Trading Symbol	TPHD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan High Dividend Stock ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan High Dividend Stock ETF	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 220,323,877
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$220,323,877
Number of Portfolio Holdings	101
Portfolio Turnover Rate	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	1.0%
Consumer Staples	5.9%
Consumer Discretionary	5.9%
Information Technology	7.3%
Materials	9.8%
Financials	12.9%
Energy	18.0%
Industrials	19.2%
Utilities	19.4%

Updated Prospectus Web Address	Prospectus
C000206642
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Small Cap Core ETF
Trading Symbol	TPSC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan US Small Cap Core ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Small Cap Core ETF	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 124,362,036
Holdings Count | Holding	463
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$124,362,036
Number of Portfolio Holdings	463
Portfolio Turnover Rate	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.3%
Consumer Staples	5.0%
Materials	5.4%
Utilities	5.5%
Energy	5.9%
Health Care	6.4%
Information Technology	8.9%
Consumer Discretionary	13.9%
Industrials	22.2%
Financials	24.4%

Updated Prospectus Web Address	Prospectus
C000206643
Shareholder Report [Line Items]
Fund Name	Timothy Plan International ETF
Trading Symbol	TPIF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan International ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan International ETF	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 105,262,557
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$105,262,557
Number of Portfolio Holdings	374
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	1.8%
Communication Services	3.7%
Energy	5.5%
Consumer Staples	5.8%
Health Care	5.9%
Utilities	6.3%
Consumer Discretionary	7.0%
Information Technology	7.6%
Materials	8.7%
Industrials	21.6%
Financials	25.1%

Updated Prospectus Web Address	Prospectus
C000228884
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Dividend Stock Enhanced ETF
Trading Symbol	TPHE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan High Dividend Stock Enhanced ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan High Dividend Stock Enhanced ETF	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 65,587,743
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$65,587,743
Number of Portfolio Holdings	102
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	1.0%
Consumer Staples	5.9%
Consumer Discretionary	5.9%
Information Technology	7.4%
Materials	9.8%
Financials	12.9%
Energy	18.0%
Industrials	19.2%
Utilities	19.4%

Updated Prospectus Web Address	Prospectus
C000228883
Shareholder Report [Line Items]
Fund Name	Timothy Plan US Large/Mid Cap Core Enhanced ETF
Trading Symbol	TPLE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core Enhanced ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Large/Mid Cap Core Enhanced ETF	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 69,002,195
Holdings Count | Holding	286
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$69,002,195
Number of Portfolio Holdings	286
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	4.7%
Materials	6.7%
Consumer Discretionary	7.9%
Utilities	8.3%
Energy	8.5%
Health Care	10.7%
Financials	12.8%
Information Technology	15.1%
Industrials	24.1%

Updated Prospectus Web Address	Prospectus
C000240441
Shareholder Report [Line Items]
Fund Name	Timothy Plan Market Neutral ETF
Trading Symbol	TPMN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Timothy Plan Market Neutral ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.
Additional Information Phone Number	800.846.7526
Additional Information Website	etf.timothyplan.com
Expenses [Text Block]

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan Market Neutral ETF	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 40,719,576
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Net Assets	$40,719,576
Number of Portfolio Holdings	278
Portfolio Turnover Rate	10%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	0.8%
Communication Services	3.9%
Consumer Staples	3.9%
Consumer Discretionary	7.1%
Industrials	8.2%
Materials	8.4%
Energy	13.1%
Utilities	18.0%
Financials	24.0%

Updated Prospectus Web Address	Prospectus